Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal rate (percent)	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit (percent)	1.60%	2.10%	1.70%
Tax-exempt income (percent)	(3.10%)	(3.20%)	(2.50%)
Foreign operations (percent)	(4.50%)	(5.40%)	(3.70%)
Tax credits (percent)	(3.30%)	(4.80%)	(2.10%)
Tax litigation (percent)	16.80%	0.00%	0.00%
Leverage lease dispositions (percent)	(2.10%)	(0.20%)	(0.80%)
Other – net (percent)	0.50%	0.10%	1.40%
Effective tax rate (percent)	40.90%	23.60%	29.00%